Commitment and Contingencies - Schedule of Commitments, Guarantees and Contingent Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 99,535	€ 86,633
Unsecured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	99,535	86,633
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 4,707	€ 4,704